Equity-Based Compensation - Summary of Incentive Units Granted (Details) - Incentive Units - $ / shares	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Schedule Of Stock Based Payment Awards Valuations Assumptions [Line Items]
Expected volatility	23.50%	22.90%	21.00%
Risk-free interest rate	1.40%	2.50%	2.20%
Dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	4 years	4 years	4 years
Weighted-average grant date fair value per Incentive Unit	$ 1.87	$ 1.69	$ 1.54